Financial Instruments, Financial Risks and Capital Management - Summary of Financial Instruments (Detail) - SGD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Categories of financial assets [abstract]
Financial assets at amortized cost	$ 426,620	$ 119,739
Financial assets measured at fair value through profit or loss	23,983	0
Total	450,603	119,739
Categories of financial liabilities [abstract]
Financial liabilities at amortized cost	53,447	76,345
Lease liabilities	$ 35,911	$ 32,487